OTHER INCOME (Tables)	12 Months Ended
Jun. 30, 2022
Other Income
SCHEDULE OF OTHER INCOME

	2022 $	2021 $	2020 $
Net profit on disposal of plant and equipment	-	-	37,000
Research and development tax incentive income (1)	2,397,552	997,908	750,000
Export Marketing & Development Grant	-	100,000	-
Other income	25,955	116,271	78,001
Government grant income – COVID-19 relief (2)	-	287,883	253,139
Net unrealised foreign exchange gain	244,762	-	-
Net realised foreign exchange gain	155,122	57,899	-
Total other income	2,783,391	1,559,961	1,118,140

(1)	R&D tax incentive

The Company’s research and development activities are eligible under an Australian government tax incentive for eligible expenditure. Management has assessed these activities and expenditure to determine which are likely to be eligible under the incentive scheme. Amounts are recognised when it has been established that the conditions of the tax incentive have been met and that the expected amount can be reliably measured. For the year ended June 30, 2022, the Company has included an item in other income of A$2,397,552, (2021: A$997,908, 2020: A$750,000) to recognise income over the period necessary to match the grant on a systematic basis with the costs that they are intended to compensate.

On December 5, 2019, the Treasury Laws Amendment (R&D Tax Incentive Bill 2019) was introduced into Parliament. The draft bill contains proposed amendments to the R&D tax incentive regulations. Under the proposed amendments, the refundable tax offset rate for companies with an aggregated turnover of less than $20 million would become 41%. In lieu of that bill, the below legislation came into place.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

5. OTHER INCOME (cont.)

In the current year a new legislation came into place, where for the first income year commencing on or after 1 July 2021, for companies with an aggregated turnover below $20 million, the refundable R&D tax offset will be a premium of 18.5 percentage points above the claimant’s company tax rate. The Company has therefore calculated the R&D tax incentive by applying the new legislated R&D rate to eligible expenditure.

(2)	Government Grant income – COVID-19 Relief

The COVID-19 relief relates to government assistance received during the year, from the Australian Government (at both federal and state level) and the U.S. Small Business Administration, in response to the economic and financial challenges in the current economy.